Net (Loss) Income Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net (loss) income
Net (loss) income - basic	$ (233,356)	$ 855,605
Net (loss) income - diluted	$ (233,356)	$ 855,605
Weighted average common shares (000's)
Weighted average common shares - basic (in shares)	704,896,000	557,986,000
Dilutive effect of share awards (in shares)	0	5,849,000
Weighted average common shares - diluted (in shares)	704,896,000	563,835,000
Net (loss) income per share
Basic (in cad per share)	$ (0.33)	$ 1.53
Diluted (in cad per share)	$ (0.33)	$ 1.52
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share		300,000